Loans and borrowings	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Loans and borrowings
12. Loans and borrowings
The terms and conditions of the Company’s loans and borrowings are as follows:

		December 31, 2022		December 31, 2021
	Notes	Facility	Carrying amount	Facility	Carrying amount
		$	$	$	$
Amended and Restated Credit Facility	(a), (b)
First lien credit facilities
Term loan facilities		504,292	498,199	511,971	500,282
Revolving credit facility		385,000	—	385,000	—
Total credit facilities			498,199		500,282

Lease liabilities	(c)		12,555		8,313
			510,754		508,595
Current portion of loans and borrowings			(8,652)		(7,349)
Loans and borrowings			502,102		501,246
Loans and borrowings are presented net of unamortized transaction costs. Transaction costs relating to the issuance of loans and borrowings are amortized over the term of the debt using the effective interest rate method.
a)Amended and restated credit facility
On June 18, 2021, the Company amended the terms of its credit facility to reduce the interest rate and increase the total financing capacity available under that facility from $211,971 to $511,971 in the form of term loans and from $100,000 to $350,000 in the form of a revolving facility. The outstanding principal of the term loan is payable quarterly at an annual rate of 1.00% and the remaining balance is payable at maturity which remained unchanged at September 28, 2025. The maturity of the revolving facility was extended by one year to September 28, 2024. There was no change to the guarantees and covenants of the credit facility arrangement. This amendment was treated as a debt modification and did not result in any gain or loss on debt modification. Concurrently with the agreement, the Company borrowed $300,000 under the amended term loan facility, which was recorded net of the associated transaction costs of $5,373.
i)Loans drawn in US dollars under the First Lien Credit facilities bear interest at the ABR[1] plus 1.50% or the adjusted eurocurrency[2] rate plus 2.50%. As at December 31, 2022, the outstanding Term loan facilities interest rate was 6.89% (December 31, 2021 – 3.00%).
ii)Loans drawn in Canadian dollars under the First Lien Credit facilities bear interest at the Canadian prime rate plus 1.50% or banker’s acceptance rate plus 2.50%. As at December 31, 2022 and December 31, 2021 there was no loan denominated in Canadian dollars.
iii)In case the LIBOR is no longer available following the benchmark reform and if the LIBOR is replaced by the Term Secured Overnight Financing Rate (“SOFR”), the LIBOR for the interest computation shall be replaced by the sums of: a) Term SOFR; and b) 0.11% for interest period of one-month, 0.26%
for interest period of three months or 0.43% for interest period of six months; or if the LIBOR is replaced by the Daily SOFR, by the sums of: a) Daily simple SOFR; and b) 0.26%.
On September 28, 2021 the Company amended the terms of its credit facility to increase the total financing capacity available under the revolving credit facility from $350,000 to $385,000.
[1] The Alternate Base Rate is defined as a rate per annum equal to the higher of a) Federal funds effective rate + 0.5%; b) LIBOR plus 1%; c) Prime rate; and d) 1.50%.
[2] The adjusted Eurocurrency rate is defined as an interest rate per annum equal to the greater of: a) the Eurocurrency rate multiplied by the Statutory Reserve rate and b) 0.50%.
b)Guarantees and covenants
Borrowings under the facilities are secured by all current and future assets of the Company and its existing and future subsidiaries. The continued availability of the first lien credit facilities is subject to the Company’s ability to maintain a total leverage ratio of less than or equal to 7.00 : 1.00 as of December 31, 2022 (7.50 : 1.00 as of December 31, 2021), and with the ratio decreasing year over year every October 1, until it reaches 6.50 : 1.00 for the period after September 30, 2023. The total leverage ratio considers the Company’s consolidated net debt, calculated as long-term debt less unrestricted cash, to consolidated adjusted EBITDA, calculated in accordance with the terms of the agreement. The Company is in compliance with all applicable covenants as at December 31, 2022 and December 31, 2021.
As at December 31, 2022, the Company had letter of credit facilities issued totaling $46,125 (2021 - $46,125).
Lease liabilities
The Company enters into lease arrangements for the use of office space. The weighted average of incremental borrowing rates used to discount the outstanding leases as at December 31, 2022 was 4.37% (2021 – 4.74%).
Amounts recognized in the consolidated statements of profit or loss and comprehensive income or loss relating to lease liabilities are as follow:

		Leases under IFRS 16
	2022	2021
	$	$
Interest expense on lease liabilities	573	382
Foreign exchange gain	(560)	(45)
Variable lease payments	782	1,859
	795	2,196